Debt - Principal Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		$ 0
2017	$ 0
2018	4,999	4,999
Principal balance outstanding	4,999	4,999
less: unamortized discount	(86)	(129)
less: unamortized debt issuance costs	(10)	(15)
Long-term debt	4,903	4,855	$ 5,667
Current portion	1,570	0	1,213
Noncurrent portion	$ 3,333	$ 4,855	$ 4,454